Loan Commitments And Other Related Activities	12 Months Ended
Dec. 31, 2011
Loan Commitments And Other Related Activities [Abstract]
Loan Commitments And Other Related Activities

NOTE 19 – LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amounts of financial instruments with off-balance-sheet risk at year end were as follows:

	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate

Commitments to make loans	$93	$981	$1,618	$—
Unused lines of credit	6,367	21,037	10,415	20,978
Standby letters of credit	286	2,109	68	2,318

Total	$6,746	$24,127	$12,101	$23,296

Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitment has an interest rate of 6.25% and a maturity of 60 months at December 31, 2011. The fixed rate loan commitments have interest rates ranging from 3.70% to 7.00% at December 31, 2010 with maturities ranging from 12 months to 10 years.